John Hancock Equity Funds
                Supplement to the Prospectus dated March 1, 2006




John Hancock Balanced Fund

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

Timothy E. Keefe, CFA
Joined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2003
Analysis of specific issuers

Jeffery N. Given, CFA
Joined fund team in 2006
Analysis of specific issuers


On page 46, the following Management Biography has been added.


Jeffrey N. Given, CFA
Second vice president, Sovereign Asset
  Management LLC
Joined subadviser in 2005
Second vice president, John Hancock
  Advisers, LLC (1993-2005)
Began business career in 1993


June 6, 2006

                            John Hancock Equity Funds
     Supplement to the Institutional Class I Prospectus dated March 1, 2006



John Hancock Balanced Fund

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

Timothy E. Keefe, CFA
Joined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2003
Analysis of specific issuers

Jeffery N. Given, CFA
Joined fund team in 2006
Analysis of specific issuers


On page 36, the following Management Biography has been added.


Jeffrey N. Given, CFA
Second vice president, Sovereign Asset
  Management LLC
Joined subadviser in 2005
Second vice president, John Hancock
  Advisers, LLC (1993-2005)
Began business career in 1993


June 6, 2006